DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - 401K RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DELINQUENT PARTICIPANT CONTRIBUTIONS
Participant contributions transferred late to the plan	$ 127,770	$ 242,618
Contributions Corrected Outside VFCP	$ 127,770	$ 242,618